Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

New standards, interpretations and amendments not yet effective.

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Company has decided not to adopt early.

In January 2020, the IASB issued amendments to IAS 1, which clarify the criteria used to determine whether liabilities are classified as current or non-current. These amendments clarify that current or non-current classification is based on whether an entity has a right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. The amendments also clarify that ’settlement’ includes the transfer of cash, goods, services, or equity instruments unless the obligation to transfer equity instruments arises from a conversion feature classified as an equity instrument separately from the liability component of a compound financial instrument. The amendments were originally effective for annual reporting periods beginning on or after 1 January 2022. However, in May 2020, the effective date was deferred to annual reporting periods beginning on or after 1 January 2023.

In its June 2021 meeting, the IASB tentatively decided to amend the requirements of IAS 1 with respect to the classification of liabilities subject to conditions and disclosure of information about such conditions and to defer the effective date of the 2020 amendment by at least one year.

The Company is currently assessing the impact of these new accounting standards and amendments. The Company will assess the impact of the final amendments to IAS 1 on classification of its liabilities once the those are issued by the IASB.

The Company does not believe that the amendments to IAS 1, in its present form, will have a significant impact on the classification of its liabilities.

The Company does not expect any other standards issued by the IASB, but not yet effective, to have a material impact on the Company.

Basis of preparation

Use of estimates and assumptions in the preparation of the financial statements

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. See also Note 3.

Cash and cash equivalents

Cash equivalents are considered by the Company to be highly-liquid investments, including, short-term deposits with banks, the maturity of which does not exceed three months at the time of deposit and which are not restricted.

Loss per share

Basic and diluted loss per share is calculated as net loss attributed to the Company, divided by the weighted average number of ordinary shares, adjusted for any bonus element.

Diluted (loss) earnings per share is determined by adjusting the earnings or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of dilutive instruments, which includes stock options, as if their dilutive effect was at the beginning of the period. The calculation of the diluted number of common shares assumes that proceeds received from the exercise of “in-the- money” stock options and common share purchase warrants are used to purchase common shares of the Company at their average market price for the period.

In periods that the Company reports a net loss, any stock options or warrants outstanding are excluded from the calculation of diluted loss per share as their inclusion would be anti-dilutive.

Functional and foreign currency

The Company’s functional currency is NIS. However, the presentation currency is the U.S. dollar (“USD”). Transactions and balances are converted into USD in accordance with the principles set forth by International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates.” Accordingly, transactions and balances have been converted as follows:

●	Assets and liability items were reported at closing rate of exchange at the statements of financial position date.

●	Other comprehensive income items were reported at annual average rate of exchange at the statements of financial position date.

●	Share capital, capital reserve and other capital movement items were at rate of exchange as of the date of recognition of those items.

●	Accumulated deficit was based on the opening balance for the beginning of the reporting period in addition to the movements mentioned above.

●	Rate of exchange rate differentials created was recognized in other comprehensive income and accumulated in equity.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

A.	In the principal market for the asset or liability, or

B.	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company in order to measure an asset or liability by its fair value.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

When there are no quoted prices in active markets for identical assets or liabilities, the Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Classification by fair value hierarchy Assets and liabilities measured in the statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3 - Inputs that are not based on observable market data (valuation techniques that use inputs that are not based on observable market data).

Financial instruments

1.	Financial assets

The Company classifies its financial assets into the following category, based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company’s accounting policy for the relevant category is as follows:

Amortized cost: other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest. They are initially recognized at fair value including direct transaction costs and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

2.	Financial Liabilities

The Company classifies its financial liabilities, including trade accounts payable and other accounts payable, which are initially recognized at fair value and subsequently carried at amortized cost using the effective interest method. The financial liabilities at fair value (see also Notes 8 and 19) are measured at fair value through profit or loss.

3.	De-recognition

●	Financial assets - The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the rights to receive the contractual cash flows.

●	Financial Liabilities - The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

4.	Impairment of financial assets

The Company does not have any assets which require a recognition of expected credit losses (“ECL”).

Cash and cash equivalents are subject to the impairment requirements of IFRS 9, the Company did not identify impairment for the cash and cash equivalent.

Property, plant, and equipment

Items of property, plant and equipment are initially recognized at cost including directly attributable costs. Depreciation is calculated on a straight-line basis, over the useful lives of the assets at annual rates as follows:

Annual depreciation rate (%)

Computers	33
Development equipment	20
Furniture and office equipment	6-15
Leasehold Improvements	10

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to statement of the comprehensive loss during the reporting period in which they are incurred. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is higher than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in statement of the comprehensive loss.

Impairment of non-financial assets

Non-financial assets are subject to impairment test whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of the non-financial asset exceeds its recoverable amount (i.e., the higher of value in use and fair value less costs to dispose), the asset is written down and impairment charge is recognized accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset’s cash-generating unit (i.e., the smallest group of assets to which the asset belongs that generates cash inflow that is largely independent of cash inflows from other assets).

An impairment loss allocated to an asset, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized.

Reversal of an impairment loss, as above, is limited to the lower of the carrying amount of the asset that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and the asset’s recoverable amount. After an impairment of non-financial asset is recognized, the Company examines at each reporting date whether there are indications that the impairment which was recognized in the past no longer exists or should be reduced. The reversal of impairment loss of an asset is recognized in statement of the comprehensive loss. Impairment charges are included in general and administrative expenses in the statement of the comprehensive loss. During the years ended December 31, 2022 and 2021, no impairment charges of non-financial assets were recognized.

Research and development costs

Expenditure on research activities is recognized in statement of the comprehensive loss as incurred. Development expenditures is recognized as an intangible asset when the Company can demonstrate:

●	The product is technically and commercially feasible.

●	The Company intends to complete the product so that it will be available for use or sale.

●	The Company has the ability to use the product or sell it.

●	The Company has the technical, financial and other resources to complete the development and to use or sell the product.

●	The Company can demonstrate that the product will generate future economic benefits.

●	The Company is able to measure reliably the expenditure attributable to the product during the development.

During the years ended December 31, 2021 and 2022, the Company’s research and development costs were not capitalized as they did not meet the criteria set forth in IAS 38.

Segment reporting

An operating segment is a component of the Company which fulfills the following criteria:

1.	It is engaged in business operations from which it may derive income, and with respect to which it may bear expenses.

2.	Its operating results are reviewed on a regular basis by the Company’s chief operational decision maker, in order to reach decisions regarding the resources allocated to it, and in order to assess its performance.

3.	Separate financial information is available for the above.

The Company concluded that it has one operating segment.

Share based payment

The Company measures the share based expense and the cost of equity-settled transactions with employees and service providers by reference to the fair value of the equity instruments at the date at which they are granted.

Options

The fair value is determined using an accepted options pricing model. The model is based on share price, grant date and on assumptions regarding expected volatility, expected life of the options, expected dividend, and a no risk interest rate. The options were granted before the Company became public and had no quoted price per share from a trading market.

The Company selected the Black-Scholes model as the Company’s option pricing model to estimate the fair value of the Company’s options awards. The option-pricing model requires a number of assumptions:

Expected dividend yield - The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has not historically paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Volatility - The expected volatility is based on similar companies’ stock volatility.

Risk free interest rate - The risk-free interest rate is based on the yield of governmental bonds with equivalent terms.

Contractual term - An option’s contractual term is the amount of time the holder has to exercise the option, per the contract.

Restricted Share Units (“RSUs”) - The fair value is measured by multiplying the number of the restricted shares units granted to employees, directors, and subcontractors by the quoted share price as of the grant date.

The granted options are settled in equity instruments and not in cash. The fair value of the options at the date of grant is charged to the statement of comprehensive loss over the vesting period. Non-market vesting conditions are considered by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied. Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the statement of comprehensive loss over the remaining vesting period.

Government grants

The Israel Innovation Authority (“IIA”) provided government grants to the Company for certain research and development activities. The Company may be required to pay royalties to the IIA in the future if it generates sales from the related research and development activity. The grant was recognized as a liability in the financial statements. When the loan bears a below-market rate of interest, the liability is recognized at its fair value in accordance with the market interest rate prevailing at the time of receiving the grant. The difference between the consideration received and the liability recognized at inception was treated as a government grant and recognized as a reimbursement of research expenses. The repayment of the liability to the state is reviewed every reporting period, with changes in the liability resulting from a change in the expected royalties recognized in profit or loss.

Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years. The Company has no tax liability due to its carry forward losses.

Deferred tax

Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the estimated timing and level of future taxable profits together with future tax planning strategies. Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities in the financial statements and the amounts attributable for tax purposes.

Deferred taxes are measured at the tax rates that are expected to apply in the period when the temporary differences are reversed based on tax laws that have been enacted or substantively enacted at the end of the reporting period. Deferred taxes are recognized in profit or loss, except when they relate to items recognized in other comprehensive income or directly in equity. Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. In addition, temporary differences (such as carry forward losses) for which deferred tax assets have not been recognized are reassessed and deferred tax assets are recognized to the extent that their recoverability is probable.

Any resulting reduction or reversal is recognized on “income tax” within the statement of comprehensive income. All deferred tax assets and liabilities are presented in the statement of financial position as non-current items, respectively. Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Employee benefits

The Company has several employee benefit plans for Israeli employees:

1.	Short-term employee benefits: Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions, which are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits: The plans are normally financed by contributions to insurance companies and classified as defined contribution plans. The Company has contributed for all of its employees’ contribution plans pursuant to Section 14 to the Severance Pay Law since 2018 under which the Company pays fixed contributions and will not have any legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.